Note 20 - Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
20.	Related party transactions

During the year ended December 31, 2012, the Company paid $1,573 (2011 - $3,363; 2010 - $2,812) in rent to entities controlled by minority shareholders of subsidiaries.  In addition, $16,198 (2011 - $15,821; 2010 - $16,036) of service revenues were earned from entities controlled by minority shareholders of subsidiaries and $24 (2011 - $370; 2010 - $169) of expenses (other than rent) were paid to entities controlled by minority shareholders of subsidiaries.

As at December 31, 2012, the Company had $3,487 of loans receivable from minority shareholders (2011 - $3,954) and $2,180 of loans payable to minority shareholders (2011 - $2,720).